Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
16.	Shareholders’ equity

Ordinary shares

The Company was incorporated in the BVI as a limited company with limited liability on December 4, 2023. The authorized number of ordinary shares was 200,000 shares with no par value each divided into (i) 180,000 Class A ordinary shares of no par value each and (ii) 20,000 Class B ordinary shares of no par value each.

On August 13, 2024, the Company effected a share split at a ratio of 1-to-1,800. As a result of the share split, the Company now has 360,000,000 authorized ordinary shares with no par value each divided into (i) 324,000,000 Class A ordinary shares of no par value each and (ii) 36,000,000 Class B ordinary shares of no par value each. As a result, 18,000,000 Class A ordinary shares and 4,500,000 Class B ordinary shares issued and outstanding as of the date hereof.

On July 24, 2025, the Company announced the closing of its IPO of 1,450,000 Class A ordinary shares, with no par value per share at an offering price of US$4.00 per share for a total of US$5,800,000 in gross proceeds. The Company raised total net proceeds of HK$38,907,534 (US$4,956,500), which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on July 23, 2025 under the Symbol “CRE”.

On July 29, 2025, the Company consummated the sales of additional 217,500 Class A ordinary shares, with no par value per share at an offering price of US$4.00 per share for a total of US$870,000 in gross proceeds. The Company raised total net proceeds of HK$6,224,106 (US$792,900), which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses.

On January 15, 2026, the Board of Directors of the Company approved a reverse stock split of all of the Company’s issued and unissued shares, including the Class A ordinary shares with no par value and Class B ordinary shares with no par value, at an exchange ratio of one (1) share for twelve (12) shares.